Consolidated Statement of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (34,787)	$ (35,734)	$ (71,999)
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustments, net of tax of nil	1,498	(62)	(1,709)
Other comprehensive (loss) income, net of tax of nil	1,498	(62)	(1,709)
Comprehensive income (loss)	(33,289)	(35,796)	(73,708)
Less: comprehensive (loss) income attributable to noncontrolling interest	41	504	(308)
Comprehensive income (loss) attributable to Borqs Technologies, Inc.	$ (33,330)	$ (36,300)	$ (73,400)